OPERATING LEASES AS LESSOR (Tables)	12 Months Ended
Jun. 30, 2014
Leases [Abstract]
Minimum Lease Payment to Be Received For Operating Leases [Table Text Block]
The minimum lease payments to be received in the next five years consist of the following:

Year ended June 30,	Minimum lease payments

2015	1,490,150
2016	1,534,855
2017	1,580,900
2018	1,628,327
2019	1,612,940

Total minimum lease payments to be received in the next five years	$7,847,172